FILE NOS. 2-48925
811-2402

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. ☐
Post-Effective Amendment No. 62
and/or
REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 45
(Check appropriate box or boxes)
JOHN HANCOCK SOVEREIGN BOND FUND
(Exact Name of Registrant as Specified in Charter)
601 Congress Street
Boston, Massachusetts 02210-2805
(Address of Principal Executive Offices)
Registrant’s Telephone Number including Area Code
(617) 663-4324
ALFRED P. OUELLETTE, ESQ.
John Hancock Advisers, LLC
601 Congress Street
Boston, Massachusetts 02210-2805
(Name and Address of Agent for Service)
APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
It is proposed that this filing will become effective (check appropriate box)
☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☒ on October 9, 2007 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a) (1) of Rule 485
☐ on (date), 2007 pursuant to paragraph (a) (1) of Rule 485
☐ 75 days after filing pursuant to paragraph (a) (2) of Rule 485
If appropriate, check the following box:
☐ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES
Exhibit Index
Instance Document
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SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 9th day of October, 2007.

JOHN HANCOCK SOVEREIGN BOND FUND
By:	*
Keith F. Hartstein
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, the Registration has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

*	President and Chief Executive Officer
Keith F. Hartstein

*	Executive Vice President
John G. Vrysen	and Chief Operating Officer

/s/ Charles A. Rizzo	Chief Financial Officer	October 9, 2007
Charles A. Rizzo

* James R. Boyle	Trustee

* James F. Carlin	Trustee

* William H. Cunningham	Trustee

* Ronald R. Dion	Chairman and Trustee

* Charles L. Ladner	Trustee

* John A. Moore	Trustee

* Patti McGill Peterson	Trustee

* Steven R. Pruchansky	Trustee

By:	/s/Alfred P. Ouellette	October 9, 2007
Alfred P. Ouellette
Attorney-in-Fact, under
Power of Attorney dated
September 11, 2007

OPEN END FUNDS:	1933 Act Number	1940 Act Number
John Hancock Bond Trust	2-66906	811-3006
John Hancock California Tax-Free Income Fund	33-31675	811-5979
John Hancock Capital Series	2-29502	811-1677
John Hancock Current Interest	2-50931	811-2485
John Hancock Equity Trust	2-92548	811-4079
John Hancock Institutional Series Trust	33-86102	811-8852
John Hancock Investment Trust	2-10156	811-0560
John Hancock Investment Trust II	2-90305	811-3999
John Hancock Investment Trust III	33-4559	811-4630
John Hancock Municipal Securities Trust	33-32246	811-5968
John Hancock Series Trust	2-75807	811-3392
John Hancock Sovereign Bond Fund	2-48925	811-2402
John Hancock Strategic Series	33-5186	811-4651
John Hancock Tax-Exempt Series Trust	33-12947	811-5079
John Hancock World Fund	33-10722	811-4932

CLOSED END FUND	1933 Act Number	1940 Act Number
John Hancock Bank and Thrift Opportunity Fund	—	811-8568
John Hancock Income Securities	—	811-4186
John Hancock Investors Trust	—	811-4173
John Hancock Patriot Premium Dividend Fund II	—	811-05908
John Hancock Patriot Select Dividend Trust	—	811-06107
John Hancock Preferred Income Fund	333-100531	811-21131
John Hancock Preferred Income Fund II	333-101956	811-21202
John Hancock Preferred Income Fund III	333-102734	811-21287
John Hancock Tax-Advantaged Dividend Income Fund	333-108102	811-21416
POWER OF ATTORNEY
     The undersigned Trustees or officers of each of the above listed Trusts, each a Massachusetts business trust, does hereby severally constitute and appoint THOMAS M. KINZLER, BETSY ANNE SEEL, DAVID D. BARR, GEORGE M. BOYD and ALFRED P. OUELLETTE, and each acting singly, to be my true, sufficient and lawful attorneys, with full power to each of them, and each acting singly, to sign for me, in my name and in the capacity indicated below, any Registration Statement on Form N-1A to be filed by the Trust under the Investment Company Act of 1940, as amended (the “1940 Act”), and under the Securities Act of 1933, as amended (the “1933 Act”), and any and all amendments to said Registration Statements, with respect to the offering of shares and any and all other documents and papers relating thereto, and generally to do all such things in my name and on my behalf in the capacity indicated to enable the Trust to comply with the 1940 Act and the 1933 Act, and all requirements of the Securities and Exchange Commission thereunder, hereby ratifying and confirming my signature as it may be signed by said attorneys or each of them to any such Registration Statements and any and all amendments thereto.

     IN WITNESS WHEREOF, I have hereunder set my hand on this Instrument as of the 11th day of September, 2007.

/s/James R. Boyle	/s/John A. Moore

James R. Boyle, as Trustee	John A. Moore, as Trustee

/s/James F. Carlin	/s/Patti McGill Peterson

James F. Carlin, as Trustee	Patti McGill Peterson, as Trustee

/s/William H. Cunningham	/s/Steven R. Pruchansky

William H. Cunningham, as Trustee	Steven R. Pruchansky, as Trustee

/s/Ronald R. Dion	/s/Charles A. Rizzo

Ronald R. Dion, as Chairman and Trustee	Charles A. Rizzo, as Chief Financial Officer

/s/Keith F. Hartstein	/s/John G. Vrysen

Keith F. Hartstein, as President and Chief Executive Officer	John G. Vrysen, as Chief Operating Officer

/s/Charles L. Ladner

Charles L. Ladner, as Trustee

Users of this data are advised pursuant to the rules and regulations governing the filing of voluntary XBRL disclosure that the following XBRL documents are not the official publicly filed disclosure of the John Hancock Sovereign Bond Fund. The purpose of submitting these XBRL formatted documents is to test the related format and technology and, as a result, investors should continue to rely on the official version of the furnished documents and not rely on this information in making investment decisions.
Exhibit Index

Exhibit No.	Description
EX-100.INS	XBRL Instance Document

EX-100.SCH	XBRL Taxonomy Extension Schema Document

EX-100.DEF	XBRL Taxonomy Extension Definition Linkbase Document

EX-100.PRE	XBRL Taxonomy Extension Presentation Linkbase Document